Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2065 Fund
June 30, 2026
Z65-NPRT1-0826
1.9895832.107
Bond Funds - 3.1%
	Shares	Value ($)
Fidelity Series International Credit Fund (a)	4	36
Fidelity Series Long-Term Treasury Bond Index Fund (a)	145,312	774,514
TOTAL BOND FUNDS (Cost $773,504)		774,550

Domestic Equity Funds - 54.0%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	116,220	3,165,839
Fidelity Series Large Cap Growth Index Fund (a)	64,678	2,023,120
Fidelity Series Large Cap Stock Fund (a)	71,688	2,116,233
Fidelity Series Large Cap Value Index Fund (a)	176,680	3,742,079
Fidelity Series Small Cap Core Fund (a)	35,115	570,273
Fidelity Series Small Cap Opportunities Fund (a)	19,099	386,001
Fidelity Series Value Discovery Fund (a)	72,032	1,344,108
TOTAL DOMESTIC EQUITY FUNDS (Cost $9,898,929)		13,347,653

International Equity Funds - 42.9%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	28,581	597,909
Fidelity Series Canada Index Fund (a)	20,603	206,032
Fidelity Series Emerging Markets Fund (a)	50,852	776,008
Fidelity Series Emerging Markets Opportunities Fund (a)	96,509	3,101,792
Fidelity Series International Growth Fund (a)	78,961	1,703,197
Fidelity Series International Index Fund (a)	39,090	650,062
Fidelity Series International Small Cap Fund (a)	10,296	194,701
Fidelity Series International Value Fund (a)	100,026	1,674,433
Fidelity Series Overseas Fund (a)	104,334	1,689,171
Fidelity Series Select International Small Cap Fund (a)	1,305	20,192
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $7,988,578)		10,613,497

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $18,661,011)	24,735,700
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	24,735,700

Legend

(a)	Affiliated fund.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series Blue Chip Growth Fund	2,667,786	417,503	653,084	-	73,946	659,688	3,165,839	116,220
Fidelity Series Canada Fund	862,305	191,325	478,562	-	18,252	4,589	597,909	28,581
Fidelity Series Canada Index Fund	-	206,032	-	-	-	-	206,032	20,603
Fidelity Series Commodity Strategy Fund	102,810	26,886	128,821	-	13,869	(14,744)	-	-
Fidelity Series Corporate Bond Fund	-	604	603	2	(1)	-	-	-
Fidelity Series Emerging Markets Fund	569,810	164,304	84,102	-	4,024	121,972	776,008	50,852
Fidelity Series Emerging Markets Opportunities Fund	2,283,836	598,921	351,921	-	20,536	550,420	3,101,792	96,509
Fidelity Series Government Bond Index Fund	-	1,569	1,569	3	-	-	-	-
Fidelity Series Government Money Market Fund	-	23,994	23,994	48	-	-	-	-
Fidelity Series International Credit Fund	34	1	-	-	-	1	36	4
Fidelity Series International Growth Fund	1,513,479	245,375	287,420	-	2,134	229,629	1,703,197	78,961
Fidelity Series International Index Fund	587,174	98,061	89,183	-	763	53,247	650,062	39,090
Fidelity Series International Small Cap Fund	202,821	18,405	43,569	-	766	16,278	194,701	10,296
Fidelity Series International Value Fund	1,516,532	288,188	222,197	-	614	91,296	1,674,433	100,026
Fidelity Series Investment Grade Bond Fund	-	1,377	1,377	3	-	-	-	-
Fidelity Series Investment Grade Securitized Fund	-	489	488	1	(1)	-	-	-
Fidelity Series Large Cap Growth Index Fund	1,700,721	329,184	295,335	7,856	16,187	272,363	2,023,120	64,678
Fidelity Series Large Cap Stock Fund	1,791,517	353,072	258,487	-	3,717	226,414	2,116,233	71,688
Fidelity Series Large Cap Value Index Fund	3,151,595	671,787	536,816	-	9,771	445,742	3,742,079	176,680
Fidelity Series Long-Term Treasury Bond Index Fund	881,020	334,461	437,518	6,852	(22,369)	18,920	774,514	145,312
Fidelity Series Overseas Fund	1,517,479	259,411	262,800	-	78	175,003	1,689,171	104,334
Fidelity Series Select International Small Cap Fund	17,388	1,231	-	-	-	1,573	20,192	1,305
Fidelity Series Small Cap Core Fund	501,338	55,374	71,706	17,196	3,625	81,642	570,273	35,115
Fidelity Series Small Cap Opportunities Fund	310,949	61,314	46,427	-	63	60,102	386,001	19,099
Fidelity Series Treasury Bill Index Fund	-	71,956	71,956	144	-	-	-	-
Fidelity Series Value Discovery Fund	1,126,774	273,035	185,318	-	1,559	128,058	1,344,108	72,032
	21,305,368	4,693,859	4,533,253	32,105	147,533	3,122,193	24,735,700

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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